Stock Options and Stock Appreciation Rights (Tables)	12 Months Ended
Dec. 31, 2023
Stock Options and Stock Appreciation Rights
Schedule of Black-Scholes-Merton option valuation model assumptions

2022
Expected Life (Years)	7.00
Dividend yield	3.08%
Interest rate	1.94%
Volatility	37.78%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2022	461,822	$29.67
Plus: Options granted	—	—
Less:
Options exercised	(46,444)	25.12
Options expired	—	—
Options forfeited	(31,513)	24.52
Options outstanding at December 31, 2023	383,865	30.65	3.42	$9,088

Options fully vested and exercisable at December 31, 2023	232,143	$27.80	1.96	$6,157

Summary of activity under the SAR Plan

Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	stock appreciation	exercise	contractual	intrinsic
	rights	price	term (years)	value ($)
(in Thousands)
Stock appreciation rights outstanding at December 31, 2022	489,250	$39.35
Plus: Stock appreciation rights granted
Less:
Stock appreciation rights exercised	—	—
Stock appreciation rights expired	—	—
Stock appreciation rights forfeited	(24,000)	39.33
Stock appreciation rights outstanding at December 31, 2023	465,250	39.35	8.50	6,964

Stock appreciation rights fully vested and exercisable at December 31, 2023	—	$—

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2023	2022	2021
Weighted average grant date fair value of stock options granted	$—	$11.24	$10.20
Total fair value of stock options vested	$514,000	$514,000	$1,308,000
Total intrinsic value of stock options exercised	$1,060,000	$1,670,000	$2,536,000